Summary of significant accounting policies (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Summary of significant accounting policies
Value-added tax refund	$ 0	$ 465,072	$ 636,536
Becoming a public company	0	0	760,711
Investment grant	0	292,487	0
Equipment of energy projects grants	81,896	97,366	132,211
Research and development grants	0	71,058	0
Other miscellaneous grants	0	0	107,033
Total	$ 81,896	$ 925,983	$ 1,636,491